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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                    10020
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of September 30, 2005 is as follows:

                                                                                             NUMBER OF    DIVIDENDS,
                                                                                              SHARES,    INTEREST AND
                                % OF                                                         PRINCIPAL/    REALIZED
                             CONTROLLED                         NAME OF ISSUE OR              NOTIONAL     GAINS AND
                              AFFILIATE  COST (C)(D)         NATURE OF INDEBTEDNESS            AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)        OWNED       (000S)        HELD BY CONTROLLED AFFILIATE         (000S)       (000S)        (000S)
------------------------     ----------  -----------  ------------------------------------  -----------  ------------  -----------
FRIT Capital Trading LLC        100%       $ 21,515   U.S. Government treasury securities;
                                                      3.47%; sold October 2005              $ 2,170,000    $  (642)    $ 2,151,487

                                                      Repurchase agreement with Goldman
                                                      Sachs & Co. Inc.; 3.75%; repaid
                                                      October 2005                          $(2,129,972)        --      (2,129,972)

Fortress Brookdale               92%         33,956   Brookdale Senior Living Inc., an
   Acquisition LLC                                    owner and operator of senior living
                                                      facilities; common stock                    9,929         --          92,798

FRIT Palazzo Due LLC            100%             --   Palazzo Finance Due S.p.A. Class D
                                                      Asset Backed Variable Return Notes;
                                                      due 2032                              E    11,476      7,037          13,868

FRIT Ital SL                    100%         15,600   Italfondiario SpA, an Italian
                                                      holding company, common stock              11,000         --          23,811

                                                      Foreign Currency Hedges (e)                    (e)       771             515

Portland Acquisition I LLC      100%         16,552   168,000 square foot building in
                                                      Portland, OR                                   --         --          13,862

Fortress UK Acquisition         100%         83,205   Mapeley Limited, a British real
   Company ("FUKA")                                   estate operating company, common
                                                      stock                                       6,740      6,944         331,766

                                                      Royal Bank of Scotland swaps related
                                                      to Palazzo Due                                 --      3,340           2,812

                                                      Restricted cash                       $     5,523        106           5,523

                                                      Foreign Currency Hedges (e)                    (e)    (3,941)         11,945

Ital SP Acquisition GP LLC,     100%          4,672   Undivided net interest in
   SPGP LLC, FR                                       approximately 7,000 Italian
   Ital SP Acquisition LP                             defaulted secured loans on real
      and FRIT SP LP                                  estate, subject to seller financing
                                                      from San Paolo IMI in the amount
                                                      of E18.5 million, bearing
                                                      interest at Euribor plus 1.10% and
                                                      due June 2006                         E 1,168,450         --           4,172

NCS I LLC                        42%          3,382   NCS Holding Company, a speciality
                                                      finance company and loan servicer,
                                                      common stock                                    1      2,741           7,969

FRIT PINN LLC                   100%          1,276   Global Signal Inc. (formerly known
                                                      as Pinnacle Holdings Inc.), a
                                                      provider of telecommunication rental
                                                      space, common stock                        19,662     24,578         879,689

                                                      Options to purchase common shares of
                                                      Global Signal Inc. at $18 per share;
                                                      expire June 2014                              644         --          17,221

                                                      Margin loan with Bank of America;
                                                      LIBOR + 3.50%; due June 2006          $  (160,000)    (9,553)       (159,419)

                                                      LIBOR interest rate cap at 3.00%;
                                                      matures June 2006                     $   160,000       (350)            591

                                                      Restricted cash                       $     4,005         34           4,005

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
                                                                                             NUMBER OF    DIVIDENDS,
                                                                                              SHARES,    INTEREST AND
                                % OF                                                         PRINCIPAL/    REALIZED
                             CONTROLLED                         NAME OF ISSUE OR              NOTIONAL     GAINS AND
                              AFFILIATE  COST (C)(D)         NATURE OF INDEBTEDNESS            AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)        OWNED       (000S)        HELD BY CONTROLLED AFFILIATE         (000S)       (000S)        (000S)
------------------------     ----------  -----------  ------------------------------------  -----------  ------------  -----------
Ital Investment Holdings II     100%        103,370   100% net economic interest in
   LLC and  Ital Tre                                  Palazzo Finance Quattro Limited, an
   Investors LP                                       owner of nonperforming Italian
                                                      secured loans on real estate,
                                                      subject to a E260 million loan
                                                      from Morgan Stanley, bearing
                                                      interest at Euribor plus 1.50% and
                                                      due October 2006                               --         --          98,495

                                                      Foreign Currency Hedges (e)                    (e)     4,550           5,182

FRIT BPC Acquisition            100%             --   AH Battery Park Owner LLC, owner of
   LLC (f)                                            an assisted living facility, term
                                                      loan; LIBOR + 2.70%; repaid March
                                                      2005                                           --     12,380              --

                                                      AH Battery Park Owner LLC
                                                      discounted, non-performing 19.50%
                                                      mezzanine loan; repaid March 2005              --     14,158              --

                                                      GE Capital repo financing;
                                                      LIBOR+3.75% (floor 5.00%); repaid
                                                      March 2005                                     --       (393)             --

                                           --------                                                        -------     -----------
   Total Investments (b)                   $283,528                                                        $61,760     $ 1,376,320
                                           ========                                                        =======     ===========

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEPTEMBER 30, 2005

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $304.8 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,071.5 million (gross unrealized appreciation of $1,116.8 million and gross unrealized depreciation of $45.3 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FRIT on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

Notional                            Fair
 Amount                Maturity    Value
 (000's)   Currency      Date     ($000s)
--------   --------   ---------   -------
FRIT Ital SL
 11,000       EUR     12/6/2005   $   515
                                  =======

Fortress UK Acquisition Company
 26,000       GBP     12/6/2005   $ 1,897
 14,000       GBP     12/6/2005     1,022
 61,848       GBP     12/6/2005     4,515
 61,848       GBP     12/6/2005     4,511
                                  -------
                                  $11,945
                                  =======

Ital Investment Holdings II LLC
 55,366       EUR     12/6/2005   $ 2,636
 54,366       EUR     12/6/2005     2,546
                                  -------
                                  $ 5,182
                                  =======

(f) FRIT continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures - The Registrant's chief executive officer and chief financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) Internal Control Over Financial Reporting - During the fiscal quarter to which this report relates, the Registrant began using a new information technology system in a live environment. As a result of, and in conjunction with, the implementation of the new system the Registrant implemented certain new internal controls and modified others. The nature of these new or modified internal controls did not have a material impact on the Registrant's financial reporting. No other changes in the Registrant's internal control over financial reporting (as such terms is defined in Rule 30a-3(d) under the Investment Company Act of 1940) occurred during the fiscal quarter to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2005

By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2005